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                        NATIONWIDE LIFE INSURANCE COMPANY
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                   ISSUED THROUGH NATIONWIDE VARIABLE ACCOUNT
       (SUPPLEMENT DATED MAY 1, 1997 TO THE PROSPECTUS DATED MAY 1, 1997)


THIS SUPPLEMENT IS FOR USE ONLY WITH CONTRACTS ISSUED TO INDIVIDUAL RETIREMENT ACCOUNTS THAT ARE DESCRIBED IN SECTION 408(a) OF THE INTERNAL REVENUE CODE (THE "CODE") AND WHICH ALSO SATISFY THE DEFINITION OF SIMPLE RETIREMENT ACCOUNTS IN
SECTION 408(p) OF THE CODE (AS ENACTED IN SECTION 1421 OF THE SMALL BUSINESS JOB PROTECTION ACT OF 1996).


1. The section entitled "GLOSSARY OF SPECIAL TERMS" in the prospectus is amended by adding the following:


SIMPLE IRA - An Individual Retirement Account as defined by Section 408(a) or and Individual Retirement Annuity as defined by Section 408(b) of the Code, to which the only contributions that can be made are contributions under a SIMPLE Plan and rollovers or transfers from another SIMPLE IRA.

SIMPLE PLAN - The Savings Incentive Match Plan for Employees of Small Employers. This plan is a written arrangement established under Section 408(p) of the Code which provides a simplified tax-favored retirement plan for Small Employers. In a SIMPLE Plan, each employee may choose whether to have the Small Employer make payments as contributions under the SIMPLE Plan or to receive these payments directly in cash. A Small Employer that chooses to establish a SIMPLE Plan must make either matching contributions or non-elective contributions. All contributions under a SIMPLE Plan are made to SIMPLE IRAs.

SMALL EMPLOYER - An employer that had no more than 100 employees who earned $5,000 or more in compensation during the preceding calendar year.

TWO-YEAR PERIOD - The Two-Year Period begins on the first day in which contributions made by a Small Employer are deposited into the individual employee's SIMPLE IRA.


2. The section entitled "SUMMARY OF CONTRACT EXPENSES" in the prospectus is amended by adding the following footnote:

3 The Contingent Deferred Sales Charge is waived for those Contracts issued under a SIMPLE IRA Plan. Withdrawals may be made from the Contract at any time without the imposition of any Contingent Deferred Sales Charge. Any additional references throughout the prospectus to the Contingent Deferred Sales Charge do not apply to Contracts issued under SIMPLE IRA Plans, as required by Federal tax law, such charges do not apply to Contracts issued under SIMPLE IRA Plans.

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3. The "EXAMPLE" Chart in the prospectus is amended with respect to Contracts issued as SIMPLE IRAs as follows:

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1,000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below.



---------------------------------------------------------------------------------------------------------------
                          IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER        IF YOU ANNUITIZE YOUR
                       CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END OF   CONTRACT AT THE END OF THE
                         APPLICABLE TIME PERIOD      THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------

                      1 YR. 3 YRS. 5 YRS.  10 YRS.  1 YR. 3 YRS. 5 YRS.  10 YRS. 1 YR.  3 YRS. 5 YRS. 10 YRS.
---------------------------------------------------------------------------------------------------------------
American Century:      22     67     115     247     22     67     115     247     *      67    115     247
Income & Growth
---------------------------------------------------------------------------------------------------------------
American Century:      33    102     172     359     33    102     172     359     *     102    172     359
Twentieth Century
International Growth
---------------------------------------------------------------------------------------------------------------
American Century:      25     77     132     282     25     77     132     282     *      77    132     282
Twentieth Century
Ultra
---------------------------------------------------------------------------------------------------------------
Delchester             23     72     123     264     23     72     123     264     *      72    123     264
Fund-Inst'l
---------------------------------------------------------------------------------------------------------------
Dreyfus A Bonds Plus   25     77     132     281     25     77     132     281     *      77    132     281
---------------------------------------------------------------------------------------------------------------
Dreyfus S & P 500      20     63     109     234     20     63     109     234     *      63    109     234
Index Fund
---------------------------------------------------------------------------------------------------------------
The Dreyfus Third      26     81     139     294     26     81     139     294     *      81    139     294
Century Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Federated Bond Fund    26     80     137     291     26     80     137     291     *      80    137     291
---------------------------------------------------------------------------------------------------------------
Evergreen Total        27     83     142     302     27     83     142     302     *      83    142     302
Return Fund
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor       30     92     157     330     30     92     157     330     *     982    157     330
Equity Income
Fund - Class T
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor       31     96     163     342     31     96     163     342     *      96    163     342
Fund Growth
Opportunities
Fund - Class T
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor       27     82     140     298     27     82     140     298     *      82    140     298
High Yield Fund -
Class T
---------------------------------------------------------------------------------------------------------------
Fidelity Advisor       30     92     157     330     30     92     157     330     *      92    157     330
Balanced Fund -
Class T
---------------------------------------------------------------------------------------------------------------
Fidelity Asset         25     77     131     279     25     77     131     279     *      77    131     279
ManagerTM
---------------------------------------------------------------------------------------------------------------
Fidelity Equity -      22     67     116     248     22     67     116     248     *      67    116     248
Income Fund
---------------------------------------------------------------------------------------------------------------
Fidelity Magellan      25     77     131     279     25     77     131     279     *      77    131     279
Fund
---------------------------------------------------------------------------------------------------------------
Fidelity Puritan Fund  23     70     120     258     23     70     120     258     *      70    120     258
---------------------------------------------------------------------------------------------------------------
Janus Fund             24     75     128     273     24     75     128     273     *      75    128     273
---------------------------------------------------------------------------------------------------------------
Janus Twenty Fund      25     78     133     284     25     78     133     284     *      78    133     284
---------------------------------------------------------------------------------------------------------------
Janus Worldwide Fund   28     85     145     307     28     85     145     307     *      85    145     307
---------------------------------------------------------------------------------------------------------------
Nationwide(R)Bond      22     68     117     251     22     68     117     251     *      68    117     251
Fund
---------------------------------------------------------------------------------------------------------------
Nationwide(R)Fund      21     66     113     243     21     66     113     243     *      66    113     243
---------------------------------------------------------------------------------------------------------------
Nationwide(R)Growth    22     67     114     246     22     67     114     246     *      67    114     246
Fund
---------------------------------------------------------------------------------------------------------------
Nationwide(R)U.S.      26     80     137     290     26     80     137     290     *      80    137     290
Government Income
Fund
---------------------------------------------------------------------------------------------------------------
Neuberger & Berman     24     73     125     266     24     73     125     266     *      73    125     266
Guardian Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Neuberger & Berman     22     68     117     250     22     68     117     250     *      68    117     250
Limited Maturity
Bond Fund
---------------------------------------------------------------------------------------------------------------
Neuberger & Berman     24     73     126     268     24     73     126     268     *      73    126     268
Partners Fund, Inc.
---------------------------------------------------------------------------------------------------------------

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

---------------------------------------------------------------------------------------------------------------
                          IF YOU SURRENDER YOUR       IF YOU DO NOT SURRENDER        IF YOU ANNUITIZE YOUR
                       CONTRACT AT THE END OF THE   YOUR CONTRACT AT THE END OF   CONTRACT AT THE END OF THE
                         APPLICABLE TIME PERIOD      THE APPLICABLE TIME PERIOD     APPLICABLE TIME PERIOD
---------------------------------------------------------------------------------------------------------------

                      1 YR. 3 YRS. 5 YRS.  10 YRS.  1 YR. 3 YRS. 5 YRS.  10 YRS. 1 YR.  3 YRS. 5 YRS. 10 YRS.
---------------------------------------------------------------------------------------------------------------
Oppenheimer Global     27     84     143     303     27     84     143     303     *      84    143     303
Fund
---------------------------------------------------------------------------------------------------------------
Phoenix Balanced       25     78     133     284     25     78     133     284     *      78    133     284
Fund Series
---------------------------------------------------------------------------------------------------------------
Strong Total Return    27     82     140     297     27     82     140     297     *      82    140     297
Fund, Inc.
---------------------------------------------------------------------------------------------------------------
Templeton Foreign      27     82     140     298     27     82     140     298     *      82    140     298
Fund - Class I
---------------------------------------------------------------------------------------------------------------
Warburg Pincus         28     86     146     309     28     86     146     309     *      86    146     309
Emerging Growth Fund
---------------------------------------------------------------------------------------------------------------

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses both direct and indirect. The expenses of the Variable Account as well as those of the underlying Mutual Funds are reflected in the Example chart above. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges, Purchase Payments, and Other Deductions." For more complete information regarding expenses paid out of the assets of a particular underlying Mutual Fund, see the underlying Mutual Fund's prospectus. Deductions for premium taxes may also apply but are not reflected in the Example chart shown above (see "Premium Taxes").


4. A new provision entitled "TAXATION OF SIMPLE IRA PLANS" is added to the prospectus after the provision entitled "QUALIFIED PLANS, INDIVIDUAL RETIREMENT ANNUITIES, AND INDIVIDUAL RETIREMENT ACCOUNTS". The new provision reads as follows:

TAXATION OF SIMPLE IRA PLANS

Generally, distributions from a SIMPLE IRA are taxed in the same manner as an IRA described under Sections 408(a) and 408(b) of the Code (see "Qualified Plans, Individual Retirement Annuities And Individual Retirement Accounts"). However, any payment or distribution received from a SIMPLE IRA during the Two-Year Period beginning on the date on which the individual first participated in any SIMPLE Plan maintained by the individual's employer, will be taxed according to Section 72(t)(6) of the Code.

A SIMPLE IRA may receive contributions under a qualified salary reduction arrangement only. Therefore, a SIMPLE IRA cannot receive rollover distributions from non-SIMPLE IRA individual retirement accounts or individual retirement annuities; stock bonus, pension, or profit sharing plans; Section 403(b) plans; or any source, other than another SIMPLE IRA.

Distributions from SIMPLE IRAs generally are includible in income similar to the manner in which Distributions from IRAs are included in income. Section 72(t)(6) of the Code provides that the rate of additional penalty tax is increased from 10% to 25% for withdrawals taken prior to age 59 1/2 during the Two-Year Period. If, however, one of the exceptions to the application of the tax under Section 72(t) applies (for example, those amounts paid after age 59 1/2, after death, or as part of a series of substantially equal payments), the exception also applies to distributions within the Two-Year Period and the 25% additional penalty tax rate does not apply.

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Distributions from a SIMPLE IRA during the Two-Year Period generally qualify as rollover contributions (and thus are not includible in gross income) only if the distributions are paid into another SIMPLE IRA and satisfy all other requirements as specified in Section 408(d)(3) of the Code for treatment as rollover contributions.

Any amount in a SIMPLE IRA can be transferred to another SIMPLE IRA in a tax-free trustee-to-trustee transfer during the Two-Year Period. If however, during the Two-Year Period, an amount is paid from a SIMPLE IRA directly to the trustee of an IRA that is not a SIMPLE IRA, the payment will be treated as a distribution from the SIMPLE IRA and as a contribution to another IRA, and thus will not qualify as a rollover contribution. After the expiration of the Two-Year Period, any amount in a SIMPLE IRA can be transferred in a tax-free trustee-to-trustee transfer to another IRA that was not established as a SIMPLE IRA.

For information regarding eligibility to establish or participate in a SIMPLE IRA Plan, limitations on permissible amounts of Purchase Payments, and tax consequences of Distributions from SIMPLE IRA Plans, the purchasers of such Contracts should seek competent advice. The terms of such Plans may limit the rights available under the Contract.

Any Distribution from a SIMPLE IRA that is eligible for rollover treatment will be subject to federal tax withholding at the statutory rate (currently 20%) unless the Distribution is made directly to an appropriate Plan as described above.





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